UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: April 30

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

ALL CAP FUND

FORM N-Q

JANUARY 31, 2009

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited)	January 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 13.4%
Hotels, Restaurants & Leisure - 1.9%
939,400	Pinnacle Entertainment Inc. *	$6,369,132

Household Durables - 1.8%
232,270	Ryland Group Inc.	3,623,412
149,800	Toll Brothers Inc. *	2,549,596

	Total Household Durables	6,173,008

Media - 3.7%
1,000,740	Time Warner Inc.	9,336,904
227,800	Viacom Inc., Class B Shares *	3,360,050

	Total Media	12,696,954

Multiline Retail - 2.8%
259,800	Kohl’s Corp. *	9,537,258

Specialty Retail - 2.3%
2,025,175	Chico’s FAS Inc. *	8,019,693

Textiles, Apparel & Luxury Goods - 0.9%
1,461,469	Liz Claiborne Inc.	3,215,232

	TOTAL CONSUMER DISCRETIONARY	46,011,277

CONSUMER STAPLES - 3.2%
Beverages - 3.2%
327,300	Hansen Natural Corp. *	10,964,550

ENERGY - 4.9%
Energy Equipment & Services - 2.5%
122,500	Baker Hughes Inc.	4,081,700
174,500	National-Oilwell Varco Inc. *	4,613,780

	Total Energy Equipment & Services	8,695,480

Oil, Gas & Consumable Fuels - 2.4%
31,800	Apache Corp.	2,385,000
68,800	ConocoPhillips	3,270,064
64,700	XTO Energy Inc.	2,399,723

	Total Oil, Gas & Consumable Fuels	8,054,787

	TOTAL ENERGY	16,750,267

FINANCIALS - 13.7%
Capital Markets - 4.4%
183,236	Blackstone Group LP	826,394
19,100	Goldman Sachs Group Inc.	1,541,943
235,300	State Street Corp.	5,475,431
636,466	TD Ameritrade Holding Corp. *	7,153,878

	Total Capital Markets	14,997,646

Commercial Banks - 0.5%
51,923	PNC Financial Services Group Inc.	1,688,536

Consumer Finance - 2.1%
132,600	American Express Co.	2,218,398
149,800	Capital One Financial Corp.	2,372,832
216,100	SLM Corp. *	2,474,345

	Total Consumer Finance	7,065,575

Diversified Financial Services - 2.7%
489,315	Bank of America Corp.	3,219,693
50,000	CIT Group Inc.	139,500
307,800	Citigroup Inc.	1,092,690
195,031	JPMorgan Chase & Co.	4,975,241

	Total Diversified Financial Services	9,427,124

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Insurance - 4.0%
126,800	Allstate Corp.	$2,747,756
723,400	Assured Guaranty Ltd.	5,519,542
451,800	MBIA Inc. *	1,743,948
103,700	MetLife Inc.	2,979,301
1,550,000	Syncora Holdings Ltd. *	542,500

	Total Insurance	13,533,047

	TOTAL FINANCIALS	46,711,928

HEALTH CARE - 13.6%
Biotechnology - 0.9%
55,275	Amgen Inc. *	3,031,834

Health Care Providers & Services - 12.7%
331,523	Aetna Inc.	10,277,213
77,700	McKesson Corp.	3,434,340
593,189	UnitedHealth Group Inc.	16,805,044
315,300	WellPoint Inc. *	13,069,185

	Total Health Care Providers & Services	43,585,782

	TOTAL HEALTH CARE	46,617,616

INDUSTRIALS - 16.3%
Aerospace & Defense - 2.4%
88,500	Goodrich Corp.	3,421,410
36,700	Lockheed Martin Corp.	3,010,868
36,200	Northrop Grumman Corp.	1,741,944

	Total Aerospace & Defense	8,174,222

Air Freight & Logistics - 1.0%
79,800	United Parcel Service Inc., Class B Shares	3,390,702

Airlines - 2.7%
679,800	Delta Air Lines Inc. *	4,690,620
478,889	UAL Corp. *	4,520,712

	Total Airlines	9,211,332

Commercial Services & Supplies - 3.3%
430,920	Republic Services Inc.	11,143,591

Electrical Equipment - 0.6%
59,000	Emerson Electric Co.	1,929,300

Industrial Conglomerates - 2.7%
123,800	3M Co.	6,659,202
53,200	United Technologies Corp.	2,553,068

	Total Industrial Conglomerates	9,212,270

Machinery - 1.5%
64,300	Caterpillar Inc.	1,983,655
95,600	Deere & Co.	3,321,144

	Total Machinery	5,304,799

Road & Rail - 2.1%
1,442,989	Hertz Global Holdings Inc. *	7,301,525

	TOTAL INDUSTRIALS	55,667,741

INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 1.2%
345,000	Nokia Oyj, ADR	4,233,150

Computers & Peripherals - 7.6%
1,107,300	EMC Corp. *	12,224,592
150,900	International Business Machines Corp.	13,829,985

	Total Computers & Peripherals	26,054,577

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Electronic Equipment, Instruments & Components - 2.4%
185,700	Avnet Inc. *	$3,680,574
747,200	Jabil Circuit Inc.	4,348,704

	Total Electronic Equipment, Instruments & Components	8,029,278

Internet Software & Services - 2.2%
252,000	eBay Inc. *	3,029,040
377,400	Yahoo! Inc. *	4,426,902

	Total Internet Software & Services	7,455,942

Semiconductors & Semiconductor Equipment - 5.7%
349,700	Marvell Technology Group Ltd. *	2,549,313
1,892,485	Micron Technology Inc. *	7,040,044
658,970	Texas Instruments Inc.	9,851,602

	Total Semiconductors & Semiconductor Equipment	19,440,959

Software - 6.0%
650,781	Red Hat Inc. *	9,533,941
473,500	Symantec Corp. *	7,258,755
542,700	Take-Two Interactive Software Inc. *	3,809,754

	Total Software	20,602,450

	TOTAL INFORMATION TECHNOLOGY	85,816,356

MATERIALS - 1.8%
Chemicals - 1.8%
613,875	Nalco Holding Co.	6,022,114

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
137,300	AT&T Inc.	3,380,326

UTILITIES - 6.0%
Independent Power Producers & Energy Traders - 6.0%
2,119,200	AES Corp. *	16,762,872
751,225	Reliant Energy Inc. *	3,823,735

	TOTAL UTILITIES	20,586,607

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $562,699,770)	338,528,782

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.2%
Repurchase Agreement - 1.2%
$3,971,000	Interest in $132,068,000 joint tri-party repurchase agreement dated 1/30/09 with Deutsche Bank Securities Inc., 0.280% due 2/2/09; Proceeds at maturity - $3,971,093; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.100% due 2/3/09 to 7/15/29; Market value - $4,050,421) (Cost - $3,971,000)	3,971,000

	TOTAL INVESTMENTS - 100.2% (Cost - $566,670,770#)	342,499,782
	Liabilities in Excess of Other Assets - (0.2)%	(542,370)

	TOTAL NET ASSETS - 100.0%	$341,957,412

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners All Cap Fund (the “Fund”) is a non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective May 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$342,499,782	$338,528,782	$3,971,000	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,106,310
Gross unrealized depreciation	(230,277,298)

Net unrealized depreciation	$(224,170,988)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 25, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 25, 2009